DEBT AND CREDIT SOURCES - 2027 Convertible Notes (Details)				12 Months Ended
		Aug. 17, 2022 USD ($) d $ / shares shares	Jul. 17, 2020 d	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)
Debt Instrument [Line Items]
Threshold trading days | d			60
Convertible debt	[1]			$ 378,610,000	$ 145,772,000
Unamortized debt issuance cost				19,700,000
Interest expense				7,100,000
2027 Convertible Notes | Convertible debt
Debt Instrument [Line Items]
Principal amount		$ 207,000,000		207,000,000	$ 0
Stated percentage		7.50%
Conversion price (USD per share) | $ / shares		$ 23.13
Conversion ratio, number of shares (in shares) | shares		43.2301
Conversion ratio, principal amount		$ 1,000
Threshold percentage of stock price trigger		130.00%
Threshold trading days | d		30
Convertible debt				187,300,000
Assets pledged as collateral				2,447,000,000
2027 Convertible Notes | Convertible debt | Level 2
Debt Instrument [Line Items]
Fair value of debt				199,500,000
If-converted value (below) in excess of principal				$ (63,300,000)
2027 Convertible Notes | Convertible debt | Minimum
Debt Instrument [Line Items]
Threshold trading days | d		20
2027 Convertible Notes | Convertible debt | Rate when paid in cash
Debt Instrument [Line Items]
Stated percentage		3.50%
2027 Convertible Notes | Convertible debt | Rate for form of payment elected by company
Debt Instrument [Line Items]
Stated percentage		4.00%

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd (formerly known as Tianjin Zhonghuan Semiconductor Co., Ltd), SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).